Consolidated Balance Sheet (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Consolidated Balance Sheet [Abstract]
Accounts receivable, allowances	$ 10,892	$ 11,524
Identifiable intangible assets, accumulated amortization	$ 30,414	$ 28,904
Capital stock - authorized	80,000,000	80,000,000
Capital stock - par value	$ 1	$ 1
Capital stock - issued	31,589,366	30,936,925
Treasury stock	13,057,270	11,880,051